UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 1999
                                                 -------------------------------

Check here if Amendment [ ]; Amendment Number: ___________
  This Amendment (Check only one.):      [ ]  is a restatement.
                                         [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Jundt Associates, Inc.
            ------------------------------------
Address:    1550 Utica Avenue South, Suite 950
            ------------------------------------
            Minneapolis, Minnesota 55416
            ------------------------------------

Form 13F File Number: 28-2786
                      --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       James R. Jundt
            ------------------------------------
Title:      Chairman and Chief Executive Officer
            ------------------------------------
Phone:      (612) 541-0677
            ------------------------------------

Signature, Place, and Date of Signing:

/s/ James R. Jundt               Minneapolis, Minnesota         February 4, 2000
-----------------------------    ---------------------------    ----------------
[Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0
                                         ----------------------

Form 13F Information Table Entry Total:   82
                                         ----------------------

Form 13F Information Table Value Total:  $448,873
                                         ----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

        COLUMN 1           COLUMN 2             COLUMN 3    COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
  -------------------   --------------          ---------   --------     ------------------  ----------  --------   ----------------
                                                             VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLASS            CUSIP     (x$1000)     PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE SHARED NONE
  -------------------   --------------          ---------   --------     -------  ---  ----  ----------  --------   ---- ------ ----
A D C TELECOMMUNICATIONS    COMMON              000886101   $  2,699       37200   SH           SOLE                37200   0     0
ABERCROMBIE & FITCH CO      COMMON              002896207   $ 11,174      418700   SH           SOLE               418700   0     0
ADVANCED FIBRE COMMUNICA    COMMON              00754A105   $  2,681       60000   SH           SOLE                60000   0     0
AMERICA ONLINE INC DEL      COMMON              02364J104   $ 10,463      137900   SH           SOLE               137900   0     0
AMGEN INC                   COMMON              031162100   $  9,388      156300   SH           SOLE               156300   0     0
AT HOME CORP                COMMON              045919107   $  6,826      159200   SH           SOLE               159200   0     0
AUTOZONE INC                COMMON              053332102   $  6,895      213400   SH           SOLE               213400   0     0
BED BATH & BEYOND INC       COMMON              075896100   $  1,508       43400   SH           SOLE                43400   0     0
BIOGEN INC                  COMMON              090597105   $ 14,619      173000   SH           SOLE               173000   0     0
BLUESTONE SOFTWARE INC      COMMON              09623P102   $    690        6000   SH           SOLE                 6000   0     0
CV THERAPEUTICS INC         COMMON              126667104   $  1,996       76600   SH           SOLE                76600   0     0
CABLEVISION SYS CORP        COMMON              12686C109   $ 17,214      228000   SH           SOLE               228000   0     0
CACHEFLOW INC               COMMON              126946102   $  1,046        8000   SH           SOLE                 8000   0     0
CHARTER COMMUNICATIONS I    COMMON              16117M107   $  7,713      352600   SH           SOLE               352600   0     0
CISCO SYS INC               COMMON              17275R102   $ 12,432      116050   SH           SOLE               116050   0     0
CLARUS CORP                 COMMON              182707109   $  1,584       24000   SH           SOLE                24000   0     0
COMPUWARE CORP              COMMON              205638109   $  2,485       66700   SH           SOLE                66700   0     0
CORNING INC                 COMMON              219350105   $  2,321       18000   SH           SOLE                18000   0     0
DIGITAL LIGHTWAVE INC       COMMON              253855100   $  1,434       22400   SH           SOLE                22400   0     0
DIGITAL INSIGHT CORP        COMMON              25385P106   $    873       24000   SH           SOLE                24000   0     0
ECHOSTAR COMMUNICATIONS     COMMON              278762109   $  6,965      174000   SH           SOLE               174000   0     0
EDISON SCHOOLS INC          COMMON              281033100   $  1,821      115600   SH           SOLE               115600   0     0
ERICSSON L M TEL CO         DEPOSITORY RECEIPT  294821400   $  2,877       43800   SH           SOLE                43800   0     0
EXCHANGE APPLICATIONS       COMMON              300867108   $  1,788       32000   SH           SOLE                32000   0     0
FACTSET RESH SYS INC        COMMON              303075105   $  1,051       13200   SH           SOLE                13200   0     0
FAMOUS DAVES AMER INC       COMMON              307068106   $  1,522      749500   SH           SOLE               749500   0     0
GEMSTAR INTL GROUP LTD      COMMON              G3788V106   $ 13,908      195200   SH           SOLE               195200   0     0
GLOBAL TELESYSTEMS GROUP    COMMON              37936U104   $ 13,101      377000   SH           SOLE               377000   0     0
GREAT PLAINS SOFTWARE       COMMON              39119E105   $    748       10000   SH           SOLE                10000   0     0
HEARTPORT INC               COMMON              421969106   $  4,655      980000   SH           SOLE               980000   0     0

        COLUMN 1           COLUMN 2             COLUMN 3    COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
  -------------------   --------------          ---------   --------     ------------------  ----------  --------   ----------------
                                                             VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLASS            CUSIP     (x$1000)     PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE SHARED NONE
  -------------------   --------------          ---------   --------     -------  ---  ----  ----------  --------   ---- ------ ----
HOME DEPOT INC              COMMON              437076102   $  5,991       87147   SH           SOLE                87147   0     0
IMMERSION CORP              COMMON              452521107   $ 12,000      312700   SH           SOLE               312700   0     0
IMMUNEX CORP NEW            COMMON              452528102   $ 10,534       96200   SH           SOLE                96200   0     0
INTEL CORP                  COMMON              458140100   $  6,865       83400   SH           SOLE                83400   0     0
INTERNET INITIATIVE JAPA    DEPOSITORY RECEIPT  46059T109   $  1,166       12000   SH           SOLE                12000   0     0
INTRANET SOLUTIONS INC      COMMON              460939309   $    888       24000   SH           SOLE                24000   0     0
INTUIT                      COMMON              461202103   $  6,944      282700   SH           SOLE               282700   0     0
KOREA THRUNET CO LTD        COMMON              Y49975108   $  5,769       85000   SH           SOLE                85000   0     0
LINENS N THINGS INC         COMMON              535679104   $    622       21000   SH           SOLE                21000   0     0
MACROVISION CORP            COMMON              555904101   $  1,554       21000   SH           SOLE                21000   0     0
MEDTRONIC INC               COMMON              585055106   $  1,239       34000   SH           SOLE                34000   0     0
MERCK & CO INC              COMMON              589331107   $  6,824      250400   SH           SOLE               250400   0     0
MICROSOFT CORP              COMMON              594918104   $ 15,446      132300   SH           SOLE               132300   0     0
MINIMED INC                 COMMON              60365K108   $  8,724      119100   SH           SOLE               119100   0     0
MISSION CRITICAL SOFTWAR    COMMON              605047109   $  5,530       79000   SH           SOLE                79000   0     0
MONSANTO CO                 COMMON              611662107   $ 33,226      937600   SH           SOLE               937600   0     0
NATIONAL INFO CONSORTIUM    COMMON              636491102   $  5,776      180500   SH           SOLE               180500   0     0
NAVIDEC INC                 COMMON              63934Q101   $    720       60000   SH           SOLE                60000   0     0
NEW ERA OF NETWORKS INC     COMMON              644312100   $  1,334       28000   SH           SOLE                28000   0     0
NEXTEL COMMUNICATIONS IN    COMMON              65332V103   $  6,476       62800   SH           SOLE                62800   0     0
NFRONT INC                  COMMON              65334N109   $  1,000       50000   SH           SOLE                50000   0     0
NOKIA CORP                  DEPOSITORY RECEIPT  654902204   $ 15,572       81500   SH           SOLE                81500   0     0
NOVELL INC                  COMMON              670006105   $ 17,401      435700   SH           SOLE               435700   0     0
NVIDIA CORP                 COMMON              67066G104   $  1,080       23000   SH           SOLE                23000   0     0
ON TECHNOLOGY CORP          COMMON              68219P108   $  2,747      198000   SH           SOLE               198000   0     0
ONYX SOFTWARE CORP          COMMON              683402101   $  1,480       40000   SH           SOLE                40000   0     0
OPEN MKT INC                COMMON              68370M100   $    875       19400   SH           SOLE                19400   0     0
P F CHANGS CHINA BISTRO     COMMON              69333Y108   $    580       23300   SH           SOLE                23300   0     0
PHARMACIA & UPJOHN INC      COMMON              716941109   $    923       20500   SH           SOLE                20500   0     0
PINNACLE HLDGS INC          COMMON              72346N101   $  4,449      105000   SH           SOLE               105000   0     0
PREVIEW TRAVEL INC          COMMON              74137R101   $  4,665       89500   SH           SOLE                89500   0     0
QWEST COMMUNICATIONS INT    COMMON              749121109   $ 16,013      372400   SH           SOLE               372400   0     0
RSA SEC INC                 COMMON              749719100   $  1,860       24000   SH           SOLE                24000   0     0
SALESLOGIX CORP             COMMON              79466P105   $  2,041       49700   SH           SOLE                49700   0     0

        COLUMN 1           COLUMN 2             COLUMN 3    COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
  -------------------   --------------          ---------   --------     ------------------  ----------  --------   ----------------
                                                             VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLASS            CUSIP     (x$1000)     PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE SHARED NONE
  -------------------   --------------          ---------   --------     -------  ---  ----  ----------  --------   ---- ------ ----
SANDISK CORP                COMMON              80004C101   $    770        8000   SH           SOLE                 8000   0     0
SCHERING PLOUGH CORP        COMMON              806605101   $  6,394      150900   SH           SOLE               150900   0     0
SCHLUMBERGER LTD            COMMON              806857108   $    297        5300   SH           SOLE                 5300   0     0
SIEBEL SYS INC              COMMON              826170102   $ 11,071      131800   SH           SOLE               131800   0     0
SIRIUS SATELLITE RADIO I    COMMON              82966U103   $  4,263       95800   SH           SOLE                95800   0     0
STAPLES INC                 COMMON              855030102   $  2,075      100009   SH           SOLE               100009   0     0
STARBUCKS CORP              COMMON              855244109   $  4,850      200000   SH           SOLE               200000   0     0
STARMEDIA NETWORK INC       COMMON              855546107   $ 13,850      345700   SH           SOLE               345700   0     0
TV GUIDE INC                COMMON              87307Q109   $  3,225       75000   SH           SOLE                75000   0     0
TELLABS INC                 COMMON              879664100   $  5,847       91100   SH           SOLE                91100   0     0
TERAYON COMMUNICATION SY    COMMON              880775101   $    760       12100   SH           SOLE                12100   0     0
TEXAS INSTRS INC            COMMON              882508104   $  2,319       24000   SH           SOLE                24000   0     0
TULARIK INC                 COMMON              899165104   $    389       12000   SH           SOLE                12000   0     0
UNIFY CORP                  COMMON              904743101   $    717       26200   SH           SOLE                26200   0     0
VERITAS SOFTWARE CO         COMMON              923436109   $  3,149       22000   SH           SOLE                22000   0     0
VERSATEL TELECOM INTL N     DEPOSITORY RECEIPT  925301103   $ 10,614      303800   SH           SOLE               303800   0     0
VIATEL INC                  COMMON              925529208   $  4,687       87400   SH           SOLE                87400   0     0
WINK COMMUNICATIONS         COMMON              974168106   $    805       13400   SH           SOLE                13400   0     0

TOTALS                                                      $448,873  11,177,106                               11,177,106   0     0